Employee Benefit Plans (Fair Value of Plan Assets) (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined benefit pension plans
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 2,675	$ 2,493	$ 2,298
Total
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 2,675	$ 2,493
Percentage	100.00%	100.00%
Total | Cash and cash equivalents
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 76	$ 39
Percentage	3.00%	2.00%
Total | Net in-transits
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ (27)	$ (27)
Percentage	(1.00%)	(1.00%)
Total | Canadian
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 117	$ 109
Percentage	4.00%	4.00%
Total | US
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 262	$ 312
Percentage	10.00%	12.00%
Total | Other
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 146	$ 140
Percentage	5.00%	5.00%
Total | Government
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 110	$ 132
Percentage	4.00%	5.00%
Total | Corporate
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 68	$ 92
Percentage	3.00%	4.00%
Total | Other
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 13	$ 22
Percentage	0.00%	1.00%
Total | Mutual funds
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 5	$ 13
Percentage	0.00%	1.00%
Total | Open-ended investments measured at NAV
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 1,335	$ 1,142
Percentage	50.00%	46.00%
Total | Common collective trusts measured at NAV
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 570	$ 519
Percentage	22.00%	21.00%
NAV
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 1,905	$ 1,661
NAV | Cash and cash equivalents
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
NAV | Net in-transits
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
NAV | Canadian
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
NAV | US
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
NAV | Other
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
NAV | Government
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
NAV | Corporate
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
NAV | Other
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
NAV | Mutual funds
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
NAV | Open-ended investments measured at NAV
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	1,335	1,142
NAV | Common collective trusts measured at NAV
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	570	519
Level 1
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	579	586
Level 1 | Cash and cash equivalents
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	76	39
Level 1 | Net in-transits
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	(27)	(27)
Level 1 | Canadian
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	117	109
Level 1 | US
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	262	312
Level 1 | Other
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	146	140
Level 1 | Government
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 1 | Corporate
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 1 | Other
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 1 | Mutual funds
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	5	13
Level 1 | Open-ended investments measured at NAV
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 1 | Common collective trusts measured at NAV
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 2
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	191	246
Level 2 | Cash and cash equivalents
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 2 | Net in-transits
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 2 | Canadian
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 2 | US
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 2 | Other
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 2 | Government
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	110	132
Level 2 | Corporate
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	68	92
Level 2 | Other
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	13	22
Level 2 | Mutual funds
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 2 | Open-ended investments measured at NAV
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	0	0
Level 2 | Common collective trusts measured at NAV
Classification of the methodology used by the Company to fair value its investments
Fair Value of Plan Assets	$ 0	$ 0